SHARE-BASED COMPENSATION - Narrative (Details)	1 Months Ended		12 Months Ended
	Sep. 30, 2018 shares	Mar. 31, 2018 shares	Dec. 31, 2024 CNY (¥) installment shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥) installment shares
Unvested restricted share units
SHARE-BASED COMPENSATION
Unrecognized compensation expense | ¥			¥ 32,129,944
Unrecognized compensation expense, recognition period			1 year 9 months
Number of awards granted (in shares)			2,016,000
Unvested restricted share units | Tranche One
SHARE-BASED COMPENSATION
Number of equal installments in which the awards will vest | installment					4
Unvested restricted share units | Tranche Two
SHARE-BASED COMPENSATION
Number of awards granted (in shares)			320,000		128,000
Number of equal installments in which the awards will vest | installment			2		2
Amended 2016 Plan
SHARE-BASED COMPENSATION
Maximum aggregate shares that may be issued		5,861,480
Expiration period		10 years
2018 Share Incentive Plan
SHARE-BASED COMPENSATION
Maximum aggregate shares that may be issued	6,733,703
Maximum percentage of total ordinary shares issued and outstanding that may be issued	1.50%		1.50%	1.50%	1.50%
Maximum aggregate shares that may be issued, annual increase			2,326,755	2,313,923	2,305,212
Granted (in shares)			0	0	0
Unrecognized compensation expense | ¥				¥ 0
Amended 2016 Plan and 2018 Plan
SHARE-BASED COMPENSATION
Total intrinsic value of share options exercised | ¥			¥ 994,926	4,799,425	¥ 3,708,615
Total fair value of shares vested | ¥			¥ 0	¥ 11,027,023	¥ 10,976,490